12.31 Fidelity International Bond Fund ATCI PRO-02 | Fidelity® International Bond Fund
Fund Summary Fund/Class: Fidelity® International Bond Fund/Fidelity Advisor® International Bond Fund A, T, C, I
Investment Objective
The fund seeks a high level of current income.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 29 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® International Bond Fund} - 12.31 Fidelity International Bond Fund ATCI PRO-02 - Fidelity® International Bond Fund	Fidelity International Bond Fund-Class A		Fidelity International Bond Fund-Class T		Fidelity International Bond Fund-Class C		Fidelity International Bond Fund - Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		4.00%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® International Bond Fund} - 12.31 Fidelity International Bond Fund ATCI PRO-02 - Fidelity® International Bond Fund		Fidelity International Bond Fund-Class A	Fidelity International Bond Fund-Class T	Fidelity International Bond Fund-Class C	Fidelity International Bond Fund - Class I
Management fee		0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees		0.25%	0.25%	1.00%	none
Other expenses		0.59%	0.67%	0.66%	0.58%
Total annual operating expenses		1.40%	1.48%	2.22%	1.14%
Fee waiver and/or expense reimbursement	[1]	0.38%	0.45%	0.44%	0.37%
Total annual operating expenses after fee waiver and/or expense reimbursement		1.02%	1.03%	1.78%	0.77%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class T, Class C, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.00%, 1.00%, 1.75%, and 0.75%. These arrangements will remain in effect through February 28, 2018. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity® International Bond Fund} - 12.31 Fidelity International Bond Fund ATCI PRO-02 - Fidelity® International Bond Fund - USD ($)	Fidelity International Bond Fund-Class A	Fidelity International Bond Fund-Class T	Fidelity International Bond Fund-Class C	Fidelity International Bond Fund - Class I
1 year	$ 500	$ 501	$ 281	$ 79
3 years	783	800	645	319
5 years	1,094	1,128	1,143	586
10 years	$ 1,976	$ 2,054	$ 2,514	$ 1,347

Hold Shares
Expense Example, No Redemption {- Fidelity® International Bond Fund} - 12.31 Fidelity International Bond Fund ATCI PRO-02 - Fidelity® International Bond Fund - USD ($)	Fidelity International Bond Fund-Class A	Fidelity International Bond Fund-Class T	Fidelity International Bond Fund-Class C	Fidelity International Bond Fund - Class I
1 Year	$ 500	$ 501	$ 181	$ 79
3 Years	783	800	645	319
5 Years	1,094	1,128	1,143	586
10 Years	$ 1,976	$ 2,054	$ 2,514	$ 1,347

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in non-U.S. dollar-denominated securities, including securities of issuers located in emerging markets.
  Normally investing at least 80% of the fund's assets in debt securities of all types and repurchase agreements for those securities.
  Normally investing primarily in investment-grade debt securities.
  Allocating investments across different market sectors, countries, and regions.
  Investing up to 20% of the fund's assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Actively managing the fund's currency exposures.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	7.37%	March 31, 2016
Lowest Quarter Return	-8.79%	December 31, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity® International Bond Fund} - 12.31 Fidelity International Bond Fund ATCI PRO-02 - Fidelity® International Bond Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity International Bond Fund-Class A			May 22, 2012
Fidelity International Bond Fund-Class A | Return Before Taxes	(2.82%)	(3.03%)
Fidelity International Bond Fund-Class A | After Taxes on Distributions	(3.27%)	(3.37%)	May 22, 2012
Fidelity International Bond Fund-Class A | After Taxes on Distributions and Sales	(1.20%)	(2.27%)	May 22, 2012
Fidelity International Bond Fund-Class T			May 22, 2012
Fidelity International Bond Fund-Class T | Return Before Taxes	(2.91%)	(3.05%)
Fidelity International Bond Fund-Class C			May 22, 2012
Fidelity International Bond Fund-Class C | Return Before Taxes	(0.60%)	(2.92%)
Fidelity International Bond Fund - Class I			May 22, 2012
Fidelity International Bond Fund - Class I | Return Before Taxes	1.50%	(1.92%)
Bloomberg Barclays Global Aggregate Ex USD GDP Weighted Index(reflects no deduction for fees, expenses, or taxes)	1.08%	(1.01%)
[1]	From May 22, 2012

12.31 Fidelity International Bond Fund ATCI PRO-02 | Fidelity® International Bond Fund | Fidelity International Bond Fund-Class A
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
12.31 Fidelity International Bond Fund ATCI PRO-02 | Fidelity® International Bond Fund | Fidelity International Bond Fund-Class T
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
12.31 Fidelity International Bond Fund ATCI PRO-02 | Fidelity® International Bond Fund | Fidelity International Bond Fund-Class C
On Class C shares redeemed less than one year after purchase.